Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade receivables, allowance for doubtful accounts	$ 46	$ 38	$ 37
Property and equipment, accumulated depreciation	1,361	1,296	1,109
Software products, accumulated amortization	1,492	1,431	1,203
Customer base, accumulated amortization	1,331	1,269	1,049
Other intangible assets, accumulated amortization	25	22	23
Trade name, accumulated amortization	$ 1	$ 10	$ 7
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100	100	100
Common stock, issued	100	100	100
Common stock, outstanding	100	100	100